Fair value measurement of financial instruments - Disclosure of Financial assets at FVTPL (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Aggregated cost basis
Disclosure of detailed information about financial instruments [line items]
Financial assets		¥ 1,662,401	¥ 258,587
Gross unrealized holding gain
Disclosure of detailed information about financial instruments [line items]
Financial assets		22,745	58,455
Aggregated fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		1,685,146	¥ 317,042
Level 2 | Aggregated cost basis
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 1,696,312	1,662,401
Level 2 | Gross unrealized holding gain
Disclosure of detailed information about financial instruments [line items]
Financial assets	39,021	22,745
Level 2 | Aggregated fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 1,735,333	¥ 1,685,146